Leases - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Leases [Abstract]
Operating Lease Term	5 years
Interest on the lease liability	$ 621,630	$ 903,203	$ 1,098,215
Reserve of exchange differences on translation	$ 4,141,131